Investment Objectives and Goals - Popular High Grade Fixed-Income Fund	Oct. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Popular High Grade Fixed-Income Fund, Inc. (the “Fund”) is to seek to provide a high level of current income that is consistent with the preservation of capital.